Deferred Tax Liabilities - Schedule of Movement in Deferred Tax Liabilities (Details)	6 Months Ended
	Dec. 31, 2024 MYR (RM)	Dec. 31, 2024 USD ($)	Jun. 30, 2024 MYR (RM)
Accelerated tax depreciation
At beginning of financial year/period	RM 386,074	$ 86,409	RM 218,718
Charged to profit or loss (Note 19)	(131,659)	(29,467)	167,356
At end of financial year/period	RM 254,415	$ 56,942	RM 386,074